Basis of preparation	12 Months Ended
Dec. 31, 2022
Basis of preparation
Basis of preparation

2Basis of preparation

The consolidated financial statements of the Group for the three years ended December 31, 2022, 2021 and 2020 are prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) (collectively “IFRS”).

These consolidated financial statements have been prepared on a historical cost basis, except for the assets and liabilities that have been acquired as part of a business combination, which have been initially recognized at fair value, and certain financial assets such as the non-listed equity instruments and the convertible loan receivable which are both included in the other non-current assets and the share appreciation rights are measured at fair value.

The financial statements are prepared on a going concern basis. The consolidated financial statements are presented in thousands of euros (K€ or thousands of €) and all “currency” values are rounded to the nearest thousand (€000), except when otherwise indicated.

The preparation of financial statements in compliance with IFRS requires the use of certain critical accounting estimates. It also requires Group management to exercise judgment in applying the Group’s accounting policies. The areas where significant judgment and estimates have been made in preparing the financial statements and their effect are disclosed in Note 3.

New standards, interpretations and amendments adopted by the Group

The following amendments and interpretations issued by the IASB and IFRIC apply for the first time in 2022, but do not have a significant impact on the consolidated financial statements of the Group.

—	Amendments to IAS 37 Cost of Fulfilling a Contract (issued on 14 May 2020)
—	Amendments to IAS 16 Property, Plant and Equipment: Proceeds before intended Use (issued on 14 May 2020)
—	Amendments to IFRS 3 Reference to the Conceptual Framework (issued on 14 May 2020)
—	Annual improvements to IFRS Standards 2018-2020 (issued on 14 May 2020)
—	IFRS 9 Financial Instruments Annual Improvements to IFRSs 2018-2020 Cycle: Fees in the ‘10 per cent’ test for derecognition of financial liabilities (issued 2 July 2021)

A number of new standards, amendments to standards and interpretations are not yet effective for the year ended 31 December 2022 and have not been applied in preparing these consolidated financial statements. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

Amendments to IAS 1 Presentation of Financial statements: Classification of Liabilities as Current or Non-current, issued on 23 January 2020, clarify a criterion in IAS 1 for classifying a liability as non-current: the requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period.

The amendments:

—specify that an entity’s right to defer settlement must exist at the end of the reporting period;
—	clarify that classification is unaffected by management’s intentions or expectations about whether the entity will exercise its right to defer settlement;
—clarify how lending conditions affect classification; and
—clarify requirements for classifying liabilities an entity will or may settle by issuing its own equity instruments.

However, the 2020 amendments are subject to future developments. In November 2021, the IASB published exposure draft Non-current Liabilities with Covenants – Proposed amendments to IAS 1, which proposed further amendments to IAS 1 and the deferral of the effective date of the 2020 amendments to no earlier than 1 January 2024.

Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies, issued on 12 February 2021, include narrow-scope amendments to improve accounting policy disclosures so that they provide more useful information to investors and other primary users of the financial statements. The amendments to IAS 1 require companies to disclose their material accounting policy information rather than their significant accounting policies. The amendments to IFRS Practice Statement 2 provide guidance on how to apply the concept of materiality to accounting policy disclosures.

These amendments are effective for annual periods beginning on or after 1 January 2023 with early application permitted.

Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates, issued on 12 February 2021, clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important because changes in accounting estimates are applied prospectively only to future transactions and other future events, but changes in accounting policies are generally also applied retrospectively to past transactions and other past events.

These amendments are effective for annual periods beginning on or after 1 January 2023 with early application permitted.

Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction, issued on 7 May 2021, clarifies how companies should account for deferred tax on transactions such as leases and decommissioning obligations. IAS 12 Income Taxes specifies how a company accounts for income tax, including deferred tax, which represents tax payable or recoverable in the future. In specified circumstances, companies are exempt from recognizing deferred tax when they recognize assets or liabilities for the first time. Previously, there had been some uncertainty about whether the exemption applied to transactions such as leases and decommissioning obligations—transactions for which companies recognize both an asset and a liability. The amendments clarify that the exemption does not apply and that companies are required to recognize deferred tax on such transactions. The aim of the amendments is to reduce diversity in the reporting of deferred tax on leases and decommissioning obligations.

These amendments are effective for annual periods beginning on or after 1 January 2023 with early application permitted.

Amendment to IFRS 16 Leases Liability in a Sale and Leaseback

On September 22, 2022, the IASB issued Lease Liability in a Sale and Leaseback (Amendments to IFRS 16) with amendments that clarify how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale. These amendments are effective for annual periods beginning on or after 1 January 2024 with early application permitted.